UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2004

Check here if Amendment			[ ];  Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		PACIFIC LIFE INSURANCE COMPANY
Address:	700 Newport Center Drive
		Newport Beach, CA 92660

13F File Number: 28-351

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Yves Pinkowitz
Title:	VP, Securities Portfolio Operations
Phone:	949-219-3572

Signature, Place, and Date of Signing







Report Type (Check only one.):

[X]	13F Holdings Report.

[ ]	13F Notice.

[ ] 	13F Combination Report.

List of Other Managers Reporting for this Manager:

None






I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:83

Form 13F Information Table Value Total:200,209

List of Other Included Managers:

None

PACIFIC LIFE INSURANCE COMPANY
PER SEC 13F
AS OF : 6/30/2004

		 		FAIR MKT SHARE OR  	VOTING
NAME OF ISSUER	CUSIP	 	VALUE 	PRINCIPAL 	AUTHORITY
ALLIED CAPITAL	01903Q108	 40 	1,623 	 	 1,623
AMERICAN CAP	024937104	 2,145 	76,547 	 	 76,547
DIAMONDS TRUST	252787106	 2,276 	21,754 	 	 21,754
EMC CORP/MASS	268648102	 158 	13,860 	 	 13,860
GLADSTONE CAP	376535100	 39 	1,938 	 	 1,938
ISHARES COHEN 	464287564	 125 	1,137 	 	 1,137
ISTAR FINANCIAL	45031U101	 45 	1,118 	 	 1,118
MASSMUTUAL CORP 576292106	 38 	1,567 	 	 1,567
MASSMUTUAL PAR	576299101	 43 	3,901 	 	 3,901
MCDATA CORPORAT	580031201	 3 	510 	 	 510
MCG CAPITAL 	58047P107	 35 	2,261 	 	 2,261
NASDAQ-100 	631100104	 2,383 	63,151 	 	 63,151
NEWTEK BUS 	652526104	 80 	21,250 	 	 21,250
NORTEL NETWORKS	656568102	 50 	10,000 	 	 10,000
NTL INC		62940M104	 889 	15,428 	 	 15,428
PENNEY J C INC	708160106	 140 	3,712 	 	 3,712
SCOTTISH RE 	G7885T104	 69,922 3,007,380	 3,007,380
SPDR TRUST SER	78462F103	 5,211 	45,512 	 	 45,512
ST PAUL TRAV	792860108	 14 	341 	 	 341
UNITED GLOBAL	913247508	 936 	128,879 	 128,879
ADAPTEC INC 	00651FAG3	 741 	750,000 	 -
ALLIED WASTE 	019589AD2	 493 	500,000 	 -
AMER ONLINE  	02364JAC8	 14,259 22,500,000 	 -
AT&T CORP-LIB 	530715AN1	 451 	500,000 	 -
AVNET INC CONV 	053807AL7	 496 	500,000 	 -
BEST BUY CONV 	086516AF8	 518 	500,000 	 -
CHIRON CORP 	170040AG4	 969 	1,000,000 	 -
CKE RESTAURANTS	12561EAG0	 424 	250,000 	 -
COMPUTER ASSO	204912AR0	 618 	500,000 	 -
COMVERSE TECH 	205862AL9	 1,240 	1,000,000 	 -
CORNING INC 	219350AK1	 1,056 	750,000 	 -
CYPRESS SEMI	232806AF6	 494 	500,000 	 -
DEVON ENERGY 	25179MAA1	 4,715 	4,572,000 	 -
DEVON ENERGY 	25179MAB9	 7,456 	7,274,000 	 -
E*TRADE GROUP 	269246AD6	 260 	250,000 	 -
EASTMAN KODAK 	277461BE8	 1,108 	1,000,000 	 -
EL PASO CORP 	28336LAC3	 968 	2,000,000 	 -
ELEC FOR IMAG 	286082AA0	 1,215 	1,000,000 	 -
EMC CORP CONV 	268648AG7	 548 	500,000 	 -
FAIR ISSAC CONV	303250AB0	 506 	500,000 	 -
FISHER SCIENT	338032AX3	 1,038 	1,000,000 	 -
FLUOR CORP CONV	343412AA0	 1,034 	1,000,000 	 -
GENERAL MOTORS	370442741	 3,067 	3,000,000 	 -
GENERAL MOTORS	370442733	 8,896 	9,000,000 	 -
HEALTH MGMT 	421933AF9	 1,049 	1,000,000 	 -
INTERIM SERV	45868PAA8	 2,008 	2,000,000 	 -
INTERPUBLIC	460690AT7	 340 	250,000 	 -
INTERPUBLIC 	460690AJ9	 8,883 	9,500,000 	 -
INTL GAME TECH 	459902AL6	 849 	1,000,000 	 -
JDS UNIPHASE	46612JAB7	 1,588 	1,500,000 	 -
JUNIPER NETW	48203RAC8	 684 	500,000 	 -
KEANE INC CONV	486665AB8	 502 	500,000 	 -
KERR-MCGEE 	492386AP2	 525 	500,000 	 -
KV PHARM CONV 	482740AC1	 1,143 	1,000,000 	 -
LIBERTY MEDIA	530715AR2	 448 	500,000 	 -
LIBERTY MEDIA	530718AF2	 1,712 	1,500,000 	 -
LSI LOGIC CORP	502161AJ1	 1,850 	1,850,000 	 -
LUCENT TECH 	549463AH0	 733 	500,000 	 -
MEDTRONIC INC	585055AB2	 1,015 	1,000,000 	 -
MERCURY INTERAC	589405AD1	 556 	500,000 	 -
MICRON TECHN	595112AG8	 708 	500,000 	 -
NORTEL NETWORKS	656568AB8	 963 	1,000,000 	 -
PHOTRONICS INC 	719405AE2	 345 	250,000 	 -
PLACER DOME 	725906AK7	 283 	250,000 	 -
PROVIDIAN FIN	74406AAC6	 318 	250,000 	 -
TEVA PHARM FIN	88164RAA5	 1,033 	1,000,000 	 -
THERMOTREX 	883556AJ1	 1,990 	2,000,000 	 -
TRIBUNE CO CONV	896047305	 817 	1,000,000 	 -
TYCO INTL CONV	902118BF4	 3,005 	2,000,000 	 -
UNIVERSAL HEA	913903AL4	 594 	1,000,000 	 -
WALT DISNEY 	254687AU0	 1,073 	1,000,000 	 -
WATSON PHARM	942683AC7	 472 	500,000 	 -
WELLS FARGO 	949746FA4	 19,772 20,000,000 	 -
YAHOO! INC CONV	984332AB2	 927 	500,000 	 -
YELLOW ROADWAY	985509AQ1	 583 	500,000 	 -
ALLTEL CORP	020039822	 502 	10,000 	 	 -
AMERADA HESS 	023551401	 725 	10,000 	 	 -
FORD MOTOR CO 	345395206	 2,190 	40,000 	 	 -
GENERAL MOTORS	370442717	 581 	20,000 	 	 -
INTERPUBLIC 	460690308	 510 	10,000 	 	 -
STATE STREET 	857477202	 573 	2,500 	 	 -
XEROX CORP 	984121509	 662 	5,000 	 	 -
CENTERPOINT  	15189TAC1	 568 	500,000 	 -